UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01639

               Engex, Inc.
(Exact name of registrant as specified in charter)

     44 Wall Street, New York, NY 10005
(Address of Principal Executive Office) (Zip Code)

CT Corporation, 111 Eighth Avenue, New York, NY 10011
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 495-4200

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2012

Item 1. Proxy Voting Record

ENZO BIOCHEM, INC.

Ticker:	ENZ	Security ID: 294100102
Meeting Date:	January 26, 2012

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of Directors	For	For	Issuer
2	To approve, in a nonbinding advisory vote, the compensation of the Company’s named executive officers.	For	For	Issuer
3	To determine, in a nonbinding advisory vote, whether a stockholder vote to approve the compensation of the Company’s named executive officers should occur every one, two or three years.	For	For	Issuer
4	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the Company’s fiscal year ending July 31, 2012.	For	For	Issuer

KERYX BIOPHARMACEUTICALS, INC.

Ticker:	KERX	Security ID: 492515101
Meeting Date:	June 19, 2012

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of six directors	For	For	Issuer
2	Ratification of the appointment of UHY LLP as independent registered public accounting firm for the year ending December 31, 2012	For	For	Issuer
3	An advisory vote on compensation of our named executive officers	For	For	Issuer
4	The approval of the compensation of our named executive officers as disclosed in our proxy statement	For	For	Issuer
5	The transact of any other business that may properly come before the 2011 Annual Meeting or any adjournment of the 2011 Annual Meeting	For	For	Issuer

MIMEDX GROUP INC.

Ticker:	MDXG	Security ID: 602496101
Meeting Date:	December 14, 2011

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of four Class I directors	For	For	Issuer
2	To approve an amendment to the Company’s Articles of Incorporation to increase number of outstanding shares of the Company’s capital stock	For	For	Issuer
3	To approve an amendment to the Company’s Assumed 2006 Stock Incentive Plan	For	For	Issuer
4	To ratify the appointment of Cherry, Bekaert & Holland L.L.P. for current fiscal year	For	For	Issuer

MRI INTERVENTIONS INC. (formerly, SURGIVISION, INC.)

Ticker:	MRIC	Security ID: 55347P100
Meeting Date:	February 10, 2012

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of directors	For	For	Issuer
2
To approve an amendment to the Company’s Certificate of Incorporation by an amendment to the Certificate of Designation, Preferences, and Rights of the Company’s Series A Convertible Preferred Stock to provide for automatic conversion of outstanding shars of Series A Convertible Preferred Stock into shares of Common Stock upon the effectiveness of the Company’s Form 10 registration statement.
		For	For	Issuer
3A	To approve the “Alternative A” Amended and Restated Certificate of Incorporation of the Company, in the event Proposal 2 is approved (Proposal 3 - Alternative A)	For	For	Issuer
3B	To approve the “Alternative B” Amended and Restated Certificate of Incorporation of the Company, in the event Proposal 2 is not approved (Proposal 3 – Alternative B)	For	For	Issuer
4	To approve the Company’s 2012 Incentive Compensation Plan	For	For	Issuer
5	To transact such other business as may properly come before the meeting or any adjournment or postponement thereof	For	For	Issuer

SIGNATURE/S

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.

By:  /s/ David Nachamie

Title: Secretary

DATE:  August  16, 2012